Expense Example - FidelityFreedomBlendFunds-RetailComboPRO - FidelityFreedomBlendFunds-RetailComboPRO - Fidelity Freedom Blend 2035 Fund - Fidelity Freedom Blend 2035 Fund	Sep. 08, 2023 USD ($)
Expense Example:
1 year	$ 48
3 years	151
5 years	263
10 years	$ 591